Schedule II - Valuation And Qualifying Accounts And Reserves (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 1,117	$ 647	$ 3,155
Charged to Income	8,930	7,478	3,940
Net Write-offs	7,764	7,008	6,448
Balance at End of Period	2,283	1,117	647
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Other Account	0	0	0
SEC Schedule, 12-09, Reserve, Inventory
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	5,160	3,107	6,133
Charged to Income	736	2,053	758
Net Write-offs	2,456	0	3,784
Balance at End of Period	3,440	5,160	3,107
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Other Account	0	0	0
Indianapolis Power And Light Company | SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,117	647	3,155
Charged to Income	8,930	7,478	3,940
Net Write-offs	7,764	7,008	6,448
Balance at End of Period	2,283	1,117	647
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Other Account	0	0	0
Indianapolis Power And Light Company | SEC Schedule, 12-09, Reserve, Inventory
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	5,160	3,107	6,133
Charged to Income	736	2,053	758
Net Write-offs	2,456	0	3,784
Balance at End of Period	3,440	5,160	3,107
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Other Account	$ 0	$ 0	$ 0